Cover	Sep. 18, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001130310
Document Period End Date	Sep. 18, 2025
Entity Incorporation, State or Country Code	TX
Entity File Number	1-31447
Entity Registrant Name	CenterPoint Energy, Inc.
Entity Tax Identification Number	74-0694415
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | New York Stock Exchange [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CNP
Security Exchange Name	NYSE
CenterPoint Energy Houston Electric, LLC [Member]
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000048732
Entity Incorporation, State or Country Code	TX
Entity File Number	1-3187
Entity Registrant Name	CenterPoint Energy Houston Electric, LLC
Entity Tax Identification Number	22-3865106
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	207-1111
CenterPoint Energy Houston Electric, LLC [Member] | 6.95% General Mortgage Bonds due 2033 [Member] | New York Stock Exchange [Member]
Document Information [Line Items]
Title of 12(b) Security	6.95% General Mortgage Bonds due 2033
No Trading Symbol Flag	true
Security Exchange Name	NYSE